Employees - Summary of Aggregate Remuneration (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2020
Classes of employee benefits expense [abstract]
Wages and salaries	£ 42.6	£ 103.6	£ 89.4	£ 69.5
Social security costs	6.3	15.1	12.4	7.1
Other pension costs	2.8	7.2	6.5	4.5
Share-based payments charge	7.3	23.3	17.9	9.3
Total staff costs	£ 59.0	£ 149.2	£ 126.2	£ 90.4